Fair Value (Fair Value Measurement - Nonrecurring Basis) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended														12 Months Ended
	Dec. 31, 2011 Property And Equipment [Member]	Dec. 31, 2011 Assets, Total [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Property And Equipment [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Property And Equipment [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Property And Equipment [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Mortgage Loans Held-For-Sale [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Commercial Finance Receivables And Loans, Mortgage [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Commercial Loan [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Commercial Loan [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Property And Equipment [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Assets, Total [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Assets, Total [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Finance Receivables And Loans, Mortgage [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Finance Receivables And Loans, Mortgage [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Finance Receivables And Loans, Automotive [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Finance Receivables And Loans, Mortgage [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Finance Receivables And Loans, Other [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Repossessed And Foreclosed Assets [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure							$ 479															$ 0									$ 0									$ 479
Commercial Finance Receivables and Loans, Net, Fair Value						131	345		108	310	15	23	20								0	0	0	0	0	0	0			0	1	0	0	1	0	0			131	344	108	310	14	23	20
Other Assets, Fair Value Disclosure	13		0	13	0												3	59										0	0								0	32								3	27
Total Income (Loss) Included In Earnings		(8)														(8)
Total assets						134	896														0	0								0	46								134	850
Lower of cost or fair value or valuation reserve allowance								$ (60)	$ (19)	$ (30)	$ (10)	$ (7)	$ (10)	$ (26)	$ (50)		$ (2)	$ (15)	$ (28)	$ (125)